Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Waddell & Reed Advisors Cash Management
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Waddell & Reed Advisors Cash Management
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges. In addition, Class C shares of the Fund are not available for direct investments.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Waddell & Reed Advisors Fund (or, in certain circumstances, lvy Funds) that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Waddell & Reed Advisors Cash Management seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, to be of comparable quality. The Fund seeks, as well, to maintain a NAV of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days.

WRIMCO may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield, as well as the industry sector of the issuer of the security. WRIMCO also must select securities for the Fund in compliance with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7) that apply to money market funds.

		Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. WRIMCO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is not intended as a complete investment program.

On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, money market funds that are designated as “retail” money market funds will be permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value as they do today. To qualify as a retail money market fund under these amendments, prior to October 14, 2016, a fund must adopt policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons.

The Fund expects to operate as a retail money market fund beginning on or about October 14, 2016. At such time, only accounts beneficially owned by natural persons may be invested in the Fund. Other accounts must redeem their investment in the Fund or the Fund, pursuant to relief granted by the SEC, may redeem such accounts. The Fund will provide advance written notification of its intent to make any such involuntary redemptions, which will include more specific information about timing. Neither the Fund nor WRIMCO will be responsible for any loss of income in an investor’s account resulting from an involuntary redemption.

Further, under the SEC’s amendments, prior to October 14, 2016, the Fund must adopt policies and procedures for imposing liquidity fees on redemptions or temporarily suspending redemptions (“gating”) if the Fund’s weekly liquid assets fall below a certain threshold and the Board of Trustees (the “Board”) determines such actions to be in the best interest of the Fund. Among other requirements, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or gate redemptions for a period of not more than 10 business days.

Prior to October 14, 2016, the Board will adopt policies and procedures: (a) to limit the beneficial owners of its shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions. Upon the adoption of such policies and procedures, the prospectuses and statement of additional information of the Fund will be updated to reflect those changes. The updated prospectus and statement of additional information will provide more details regarding when the Fund will treat shares as beneficially owned by natural persons and the process for imposing liquidity fees or temporarily suspending redemptions.

These determinations, actions, and anticipated timing of such actions, are preliminary and remain subject to formal Board determinations and future changes. As appropriate, shareholders will be given notice of further developments.

A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Amortized Cost Risk. In the event that the Board of Trustees (Board) determines that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
  Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Management Risk. Fund performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds and is subject to regulation by the Securities and Exchange Commission (SEC). In July 2014, the SEC adopted final rules governing money market funds, which take effect between nine and twenty-four months following their effective date. These changes will affect the manner in which money market funds are structured and operated and could significantly affect the money market fund industry generally and, therefore, may impact Fund expenses, operations, returns and liquidity.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to January 31, 2012, the Fund’s investment objective was to provide maximum current income consistent with stability of principal. Effective as of January 31, 2012, the Fund changed its investment objective to seeking to provide current income consistent with maintaining liquidity and preservation of capital.

		The Fund’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund’s most recent 7-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waddell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 1.21% (the fourth quarter of 2006) and the lowest quarterly return was 0.00% (the second, third and fourth quarters of 2010, and the first, second, third and fourth quarters of 2011, 2012, 2013, 2014 and 2015). As of December 31, 2015, the 7-day yield was 0.02%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.WADDELL
Waddell & Reed Advisors Cash Management | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	444
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 990
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	4.62%
2008	rr_AnnualReturn2008	2.26%
2009	rr_AnnualReturn2009	0.85%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.02%
2015	rr_AnnualReturn2015	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return Date 3rd Quarter 2015	wraf_LowestQuarterlyReturnDate3rdQuarter2015	Sep. 30, 2015
Lowest Quarterly Return Date 2nd Quarter 2015	wraf_LowestQuarterlyReturnDate2ndQuarter2015	Jun. 30, 2015
Lowest Quarterly Return Date 1st Quarter 2015	wraf_LowestQuarterlyReturnDate1stQuarter2015	Mar. 31, 2015
Lowest Quarterly Return Date 4th Quarter 2014	wraf_LowestQuarterlyReturnDate4thQuarter2014	Dec. 31, 2014
Lowest Quarterly Return, Date 3rd Quarter 2014	wraf_LowestQuarterlyReturnDate3rdQuarter2014	Sep. 30, 2014
Lowest Quarterly Return, Date 2nd Quarter 2014	wraf_LowestQuarterlyReturnDate2ndQuarter2014	Jun. 30, 2014
Lowest Quarterly Return, Date 1st Quarter2014	wraf_LowestQuarterlyReturnDate1stQuarter2014	Mar. 31, 2014
Lowest Quarterly Return, Date 4th Quarter 2013	wraf_LowestQuarterlyReturnDate4thQuarter2013	Dec. 31, 2013
Lowest Quarterly Return, Date 3rd Quarter 2013	wraf_LowestQuarterlyReturnDate3rdQuarter2013	Sep. 30, 2013
Lowest Quarterly Return, Date 2nd Quarter 2013	wraf_LowestQuarterlyReturnDate2ndQuarter2013	Jun. 30, 2013
Lowest Quarterly Return, Date 1st Quarter2013	wraf_LowestQuarterlyReturnDate1stQuarter2013	Mar. 31, 2013
Lowest Quarterly Return, Date 4th Quarter 2012	wraf_LowestQuarterlyReturnDate4thQuarter2012	Dec. 31, 2012
Lowest Quarterly Return, Date 3rd Quarter 2012	wraf_LowestQuarterlyReturnDate3rdQuarter2012	Sep. 30, 2012
Lowest Quarterly Return, Date 2nd Quarter 2012	wraf_LowestQuarterlyReturnDate2ndQuarter2012	Jun. 30, 2012
Lowest Quarterly Return, Date 1st Quarter 2012	wraf_LowestQuarterlyReturnDate1stQuarter2012	Mar. 31, 2012
Lowest Quarterly Return, Date 4th Quarter 2011	wraf_LowestQuarterlyReturnDate4thQuarter2011	Dec. 31, 2011
Lowest Quarterly Return, Date 3rd Quarter 2011	wraf_LowestQuarterlyReturnDate3rdQuarter2011	Sep. 30, 2011
Lowest Quarterly Return, Date 2nd Quarter 2011	wraf_LowestQuarterlyReturnDate2ndQuarter2011	Jun. 30, 2011
Lowest Quarterly Return, Date 1st Quarter 2011	wraf_LowestQuarterlyReturnDate1stQuarter2011	Mar. 31, 2011
Lowest Quarterly Return, Date 4th Quarter 2010	wraf_LowestQuarterlyReturnDate4thQuarter2010	Dec. 31, 2010
Lowest Quarterly Return, Date 3rd Quarter 2010	wraf_LowestQuarterlyReturnDate3rdQuarter2010	Sep. 30, 2010
Lowest Quarterly Return, Date 2nd Quarter 2010	wraf_LowestQuarterlyReturnDate2ndQuarter2010	Jun. 30, 2010
Lowest Quarterly Return Third Quarter 2015	wraf_LowestQuarterlyReturnThirdQuarter2015	none
Lowest Quarterly Return Second Quarter 2015	wraf_LowestQuarterlyReturnSecondQuarter2015	none
Lowest Quarterly Return First Quarter 2015	wraf_LowestQuarterlyReturnFirstQuarter2015	none
Lowest Quarterly Return Fourth Quarter 2014	wraf_LowestQuarterlyReturnFourthQuarter2014	none
Lowest Quarterly Return, Third Quarter 2014	wraf_LowestQuarterlyReturnThirdQuarter2014	none
Lowest Quarterly Return, Second Quarter 2014	wraf_LowestQuarterlyReturnSecondQuarter2014	none
Lowest Quarterly Return, First Quarter 2014	wraf_LowestQuarterlyReturnFirstQuarter2014	none
Lowest Quarterly Return, Fourth Quarter 2013	wraf_LowestQuarterlyReturnFourthQuarter2013	none
Lowest Quarterly Return, Third Quarter 2013	wraf_LowestQuarterlyReturnThirdQuarter2013	none
Lowest Quarterly Return, Second Quarter 2013	wraf_LowestQuarterlyReturnSecondQuarter2013	none
Lowest Quarterly Return, First Quarter 2013	wraf_LowestQuarterlyReturnFirstQuarter2013	none
Lowest Quarterly Return, Fourth Quarter 2012	wraf_LowestQuarterlyReturnFourthQuarter2012	none
Lowest Quarterly Return, Third Quarter 2012	wraf_LowestQuarterlyReturnThirdQuarter2012	none
Lowest Quarterly Return, Second Quarter 2012	wraf_LowestQuarterlyReturnSecondQuarter2012	none
Lowest Quarterly Return, First Quarter 2012	wraf_LowestQuarterlyReturnFirstQuarter2012	none
Lowest Quarterly Return, Fourth Quarter 2011	wraf_LowestQuarterlyReturnFourthQuarter2011	none
Lowest Quarterly Return, Third Quarter 2011	wraf_LowestQuarterlyReturnThirdQuarter2011	none
Lowest Quarterly Return, Second Quarter 2011	wraf_LowestQuarterlyReturnSecondQuarter2011	none
Lowest Quarterly Return, First Quarter 2011	wraf_LowestQuarterlyReturnFirstQuarter2011	none
Lowest Quarterly Return, Fourth Quarter 2010	wraf_LowestQuarterlyReturnFourthQuarter2010	none
Lowest Quarterly Return, Third Quarter 2010	wraf_LowestQuarterlyReturnThirdQuarter2010	none
Lowest Quarterly Return, Second Quarter 2010	wraf_LowestQuarterlyReturnSecondQuarter2010	none
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.20%
Money Market Seven Day Yield, Date	wraf_MoneyMarketSevenDayYieldDate	Dec. 31, 2015
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Waddell & Reed Advisors Cash Management | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	$ 582
3 Years	rr_ExpenseExampleYear03	863
5 Years	rr_ExpenseExampleYear05	1,070
10 Years	rr_ExpenseExampleYear10	1,844
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,844
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	0.83%
Waddell & Reed Advisors Cash Management | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,889
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	0.85%
Waddell & Reed Advisors Cash Management | Lipper Money Market Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.12%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Waddell & Reed Advisors Fund (or, in certain circumstances, lvy Funds) that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
[3]	For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.